Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002889
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class AAA
C000002891
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class C
C000002887
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class I
C000002888
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,308	12,403	13,784	13,296	17,104	16,961	18,038	20,328	22,406	26,670
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	10,000		11,798	12,889	13,838	13,027	18,784	17,362	19,782	23,525	26,851	32,898
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,308	12,403	13,784	13,296	17,104	16,961	18,038	20,328	22,406	26,670
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	10,000		11,798	12,889	13,838	13,027	18,784	17,362	19,782	23,525	26,851	32,898
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,308	12,403	13,784	13,296	17,104	16,961	18,038	20,328	22,406	26,670
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	10,000		11,798	12,889	13,838	13,027	18,784	17,362	19,782	23,525	26,851	32,898
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,308	12,403	13,784	13,296	17,104	16,961	18,038	20,328	22,406	26,670
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,798	$ 12,889	$ 13,838	$ 13,027	$ 18,784	$ 17,362	$ 19,782	$ 23,525	$ 26,851	$ 32,898